Goodwill and Intangible Assets (Tables)	9 Months Ended	10 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
	Estimated Life	July 31, 2022	October 31, 2021
		(Unaudited)
Goodwill	Indefinite	$1,809,357	$1,809,357
Less: impairment		—	—
Goodwill, net		$1,809,357	$1,809,357

	Estimated Life	October 31, 2021
Goodwill	Indefinite	$1,809,357
Less: Impairment		—
Goodwill, net		$1,809,357

Schedule of intangible assets
	Estimated Life	July 31, 2022	October 31, 2021
		(Unaudited)
Computer software	3.5 years	$66,198	$66,198
Customer relationships	7 years	43,000	43,000
Trademark	Indefinite	505,000	505,000
License agreement	3 years	2,620,000	2,620,000
Total		3,234,198	3,234,198
Less: accumulated amortization		(683,719)	(8,837)
Intangible assets, net		$2,550,479	$3,225,361
Intangible assets with a finite life, net		$2,045,479	$2,720,361

	Estimated Life	October 31, 2021
Computer software	3.5 years	$66,198
Customer relationships	7 years	43,000
Trademark	Indefinite	505,000
License agreement	3 years	2,620,000
Total		3,234,198
Less: Accumulated amortization		(8,837)
Intangible assets, net		$3,225,361
Intangible assets with a finite life, net		$2,720,361

Schedule of amortization of intangible assets
Year ending October 31:	Amount
2022	$224,962
2023	899,845
2024	898,147
2025	6,143
2026	6,143
2027	6,143
2028	4,096
Total	$2,045,479

Year ending October 31:	Amount
2022	$899,845
2023	899,845
2024	898,147
2025	6,413
2026	6,413
2027	6,413
2028	4,095
Total	$2,720,361